Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Balance at beginning of year	$ 0	$ 24	$ 29
Reversal for collection of bad debt	0	(24)	(5)
Balance at end of year	$ 0	$ 0	$ 24